Cover	Jun. 30, 2026
Document Information Line Items
Entity Registrant Name	AMERICAN RESOURCES CORPORATION
Entity Central Index Key	0001590715
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2026
Entity File Number	000-55456
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	46-3914127
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class A Common Stocks [Member]
Document Information Line Items
Security 12b Title	Class A Common
Trading Symbol	AREC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrant
Trading Symbol	ARECW
Security Exchange Name	NASDAQ